UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo,

President

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

2

NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

6	STATEMENT OF OPERATIONS

7	STATEMENTS OF CHANGES IN NET ASSETS

8	STATEMENT OF CASH FLOWS

9	FINANCIAL HIGHLIGHTS

10	NOTES TO THE FINANCIAL STATEMENTS

15	UNITHOLDER MEETING RESULTS

16	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2014 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $398,753,000)	$511,193,000
Deposit on pending investments in Sub-Funds	6,000,000
Receivable for Sub-Funds sold	12,930,000
Receivable for fund shares sold	11,000
Prepaid and other assets	140,000
Total Assets	530,274,000
LIABILITIES:
Capital subscriptions received in advance	1,190,000
Payable for fund shares redeemed	7,894,000
Cash Overdraft	625,000
Payable to affiliates:
Investment management fees	1,298,000
Administration fees and expenses	73,000
Custody and accounting fees	8,000
Transfer agent fees and expenses	4,000
Trustee fees and expenses	41,000
Other accrued liabilities	201,000
Total Liabilities	11,334,000
Net Assets	$518,940,000
ANALYSIS OF NET ASSETS:
Net capital	$399,242,000
Accumulated net investment loss	(42,040,000)
Accumulated undistributed net realized gain	49,298,000
Net unrealized appreciation (depreciation) on investments	112,440,000
Net Assets	$518,940,000

Units Outstanding (unlimited authorization)	33,657,000

Net Asset Value, Per Unit	$15.42

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	2	SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	SEPTEMBER 30, 2014 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.5%

Distressed – 11.7%

(Cost $48,152,000)

Chatham Asset Partners High Yield Fund, L.P.	$13,979,000

Knighthead Domestic Fund, L.P.	24,577,000

Varadero Partners L.P.	22,245,000
60,801,000

Fixed Income Arbitrage – 1.9%

(Cost $6,750,000)

Triton Fund, L.P.	9,650,000

Global Macro – 10.9%

(Cost $50,351,000)

Discovery Global Opportunity Partners, L.P.	28,089,000

Trient Global Macro Partners, L.P.	12,591,000

Tse Capital Fund L.P.	15,679,000
56,359,000

Non-U.S. Equity Hedge – 13.6%

(Cost $56,707,000)

Hermitage Global Partners, L.P.*	26,000

Indus Pacific Opportunities Fund L.P.	17,840,000

MW Eureka (US) Fund	17,840,000

Pelham Long/Short Fund, L.P.	18,441,000

Zebedee Focus Fund Limited	16,504,000
70,651,000

Relative Value – 12.3%

(Cost $54,721,000)

Alphadyne Investment Strategies Partners, L.P.	14,456,000

Investcorp Interlachen Multi-Strategy Fund, LLC*	75,000

Macquarie Credit Nexus Fund LLC	12,914,000

North Pole Offshore	18,208,000

Peak6 Achievement Fund, LLC	18,190,000
63,843,000

Sector Hedge – 7.8%

(Cost $21,266,000)

Broadfin Healthcare Fund, L.P.	21,232,000

Camber Capital Fund, L.P.	19,536,000
40,768,000

Special Situations – 21.5%

(Cost $81,735,000)

Archer Capital Fund, L.P.	14,972,000

Corvex Partners, L.P.	29,020,000

HG Vora Special Opportunities Fund, L.P.	20,653,000

JHL Capital Group Fund, LLC	13,607,000

Pentwater Event Fund LLC	9,143,000

Senator Global Opportunity Fund, L.P.	24,004,000
111,399,000

U.S. Equity Hedge – 18.8%

(Cost $79,071,000)

Black Diamond Thematic, L.P.	16,887,000

The Collectors’ Qualified Fund L.P.	21,238,000

Harvest Small Cap Partners, L.P.	18,630,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.5% – continued

U.S. Equity Hedge – 18.8% – continued

Lakewood Capital Partners, L.P.	$18,362,000

Tourbillon Global Equities LLC	22,605,000
97,722,000
Total Investments in Sub-Funds
(Cost $ 398,753,000)	$511,193,000

TOTAL INVESTMENTS – 98.5%
(Cost $ 398,753,000)	511,193,000

Other Assets less Liabilities – 1.5%	7,747,000
NET ASSETS – 100.0%	$518,940,000

* During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At September 30, 2014, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Distressed	11.7%
Fixed Income Arbitrage	1.9
Global Macro	10.9
Non-U.S. Equity Hedge	13.6
Relative Value	12.3
Sector Hedge	7.8
Special Situations	21.5
U.S. Equity Hedge	18.8
Other Assets Less Liabilities	1.5

Total	100.0%

At September 30, 2014, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 12.3%	$45,503,000	$63,732,000
United States – 86.2%	353,250,000	447,461,000

Total		$511,193,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT	3	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The following is a summary of the leveling inputs used in valuing the Fund’s investments, which are carried at fair value, as of September 30, 2014.

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Sub-Funds
Distressed	$–	$44,117	$16,684	$60,801
Fixed Income Arbitrage	–	9,650	–	9,650
Global Macro	–	56,359	–	56,359
Non-U.S. Equity Hedge	–	51,626	19,025	70,651
Relative Value	–	57,311	6,532	63,843
Sector Hedge	–	40,768	–	40,768
Special Situations	–	43,339	68,060	111,399
U.S. Equity Hedge	–	97,722	–	97,722
Total	$–	$400,892	$110,301	$511,193

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	4	SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2014, there were no transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	REALIZED GAINS LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)*	STRATEGY RECLASSIFICATION†	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Sub-Funds

Convertible Bond Arbitrage	$139	$8	$(6)	$–	$(66)	$–	$–	$(75)	$–	$–

Distressed	3,372	–	(12)	–	–	–	(3,360)	16,684	16,684	767

Emerging Markets	32	–	(6)	–	–	–	–	(26)	–	–

Event Driven	47,929	–	2,648	–	–	–	(899)	(49,678)	–	–

Global Macro	10,464	–	109	–	–	–	(10,573)	–	–	–

Non-U.S. Equity Hedge	–	–	774	18,225	–	–	–	26	19,025	768

Relative Value	–	–	(43)	6,500	–	–	–	75	6,532	(49)

Special Situations	27,776	–	540	6,750	–	–	–	32,994	68,060	2,379

Total Investments	$89,712	$8	$4,004	$31,475	$(66)	$–	$(14,832)	$–	$110,301	$3,865

†	As of September 30, 2014, Sub-Fund investments totaling $32,994,000 and $16,684,000 in fair value were reclassified from the Event Driven investment strategy to the Special Situations investment strategy and Distressed investment strategy, respectively. In addition, Sub-Fund investments totaling $75,000 was reclassified from the Convertible Bond Arbitrage investment strategy to the Relative Value investment strategy and $26,000 was reclassified from the Emerging Markets investment strategy to the Non-U.S. Equity Hedge investment strategy. These reclassifications were made in the current period to provide further transparency and more accurate description of the investments.
*	The fair value of Transfers Into and Out of Level 3 were measured using the fair value as of the end of the period. Transfers Out of Level 3 include investments in Sub-Funds that were previously categorized as Level 3 investments, with a fair value of $14,832,000, which have been re-classified as Level 2 for the six months ended September 30, 2014. Such transfers were primarily the result of the changes in redemption terms and the Fund’s ability to redeem from these Sub-Funds within 90 days of the statement of assets and liabilities date.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of September 30, 2014.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	5	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Rounded to thousands
INVESTMENT INCOME:
Dividend income on cash equivalents	$— (1)
Total Investment Income	—
EXPENSES:
Investment management fees	2,520,000
Administration fees and expenses	292,000
Custody and accounting fees	48,000
Transfer agent fees and expenses	25,000
Audit and tax fees	83,000
Insurance	80,000
Legal fees	151,000
Printing	11,000
Trustee fees and expenses	106,000
Commitment fees	156,000
Interest expense	1,000
Other	13,000
Total expenses	3,486,000
Less expenses reimbursed by investment manager	(1,000)
Total Net Expenses	3,485,000
Net Investment Loss	(3,485,000)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,452,000
Net change in unrealized appreciation (depreciation) on investments	5,752,000
Net Gain on Investments	10,204,000
Net Increase in Net Assets Resulting from Operations	$6,719,000

(1)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of less than $500.

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	6	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2014

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2014
OPERATIONS:
Net investment loss	$(3,485,000)	$(6,748,000)
Net realized gain on investments	4,452,000	16,569,000
Net change in unrealized appreciation (depreciation) on investments	5,752,000	38,559,000
Net Increase in Net Assets Resulting from Operations	6,719,000	48,380,000
UNIT TRANSACTIONS:
Capital Subscriptions (3,208,000 and 3,565,000 Units, respectively)	49,049,000	51,153,000
Capital Redemptions (1,219,000 and 6,517,000 Units, respectively)	(18,811,000)	(95,668,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	30,238,000	(44,515,000)
Total Increase in Net Assets	36,957,000	3,865,000
NET ASSETS:
Beginning of Period (31,668,000 Units)	481,983,000	478,118,000
End of Period (33,657,000 Units)	$518,940,000	$481,983,000
Accumulated Net Investment Loss	$(42,040,000)	$(38,555,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$6,719,000
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(72,425,000)
Proceeds from disposition of Sub-Funds	44,827,000
Net realized gain on investments	(4,452,000)
Net change in unrealized (appreciation) depreciation on investments	(5,752,000)
Changes in operating assets and liabilities:
Increase in prepaid and other assets	(73,000)
Increase in cash overdraft payable	625,000
Increase in investment management fees payable	104,000
Increase in administration fees and expenses payable	11,000
Increase in trustee fees and expenses payable	35,000
Decrease in other accrued liabilities	(100,000)
Net cash flow used in operating activities	(30,481,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	44,852,000
Capital redemptions	(18,688,000)
Borrowing on line of credit	2,500,000
Repayment on line of credit	(2,500,000)
Net cash flow provided by financing activities	26,164,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,317,000)
Cash and Cash Equivalents—Beginning of Period	4,317,000
Cash and Cash Equivalents—End of Period	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$1,000
Non cash transfers between tranches of investments in Sub-Funds	$14,832,000

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	8	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2014 (5) (UNAUDITED)		YEAR ENDED MARCH 31, 2014 (5)		YEAR ENDED MARCH 31, 2013 (5)		YEAR ENDED MARCH 31, 2012 (5)		YEAR ENDED MARCH 31, 2011 (5)		YEAR ENDED MARCH 31, 2010 (5)
Net Asset Value, Beginning of Period	$15.22		$13.81		$12.80		$13.22		$12.64		$11.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.11)		(0.20)		(0.19)		(0.17)		(0.17)		(0.16)
Net realized and unrealized gains (losses)	0.31		1.61		1.20		(0.25)		0.75		1.00
Total from Investment Operations	0.20		1.41		1.01		(0.42)		0.58		0.84
Net Asset Value, End of Period	$15.42		$15.22		$13.81		$12.80		$13.22		$12.64
Total Return (1)	1.31%		10.21%		7.89%		(3.18)%		4.59%		7.12%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$518,940,000		$481,983,000		$478,118,000		$481,855,000		$494,954,000		$373,154,000
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements (3)	1.38	% (6)	1.37	% (6)	1.43	% (6)	1.29	% (6)	1.32	% (6)	1.36%
Expenses, before waivers and reimbursements (3)	1.38%		1.37%		1.43%		1.29%		1.34%		1.36%
Net investment loss, net of waivers and reimbursements	(1.38	)% (6)	(1.37	)% (6)	(1.43	)% (6)	(1.29	)% (6)	(1.31	)% (6)	(1.30)%
Net investment loss, before waivers and reimbursements	(1.38)%		(1.37)%		(1.43)%		(1.29)%		(1.33)%		(1.30)%
Portfolio Turnover Rate (4)	8.79%		21.16%		42.68%		11.93%		17.25%		21.29%

(1)	Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. An investor’s return may vary from these returns based on the timing of capital transactions. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.
(4)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.
(5)	Per unit information is calculated using the average units outstanding method.
(6)	The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $6,000, $14,000, $35,000, and $68,000, which represents less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and 0.02% of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	9	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

NT Alpha Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Fund’s investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment manager and the administrator of the Fund.

Northern Trust, a subsidiary of Northern Trust Corporation (“NTC”), is the custodian, fund accountant, transfer agent and sub-administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as a placement agent of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a non-diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by NTI, pursuant to delegation from the Board of Trustees (the “Board”) of the Fund. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from NTI as recommended to, and approved by, the Fund’s Board.

In determining the month end fair value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, or its equivalent such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor) and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

NTI continually monitors markets and the investment managers of the Sub-Funds. NTI is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

NT ALPHA STRATEGIES FUND	10	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2014 (UNAUDITED)

The Fund’s cash equivalent investment, which is comprised of an investment in the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its NAV.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions. The interest rate reflected in the Schedule of Investments, if any, represents the 7-day yield for money market funds.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year, and incentive fees typically range between 10% and 25% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2014, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for tax years 2011 and thereafter remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTI is entitled to receive a 1.00% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each quarter. NTI has agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, and transfer agent fees, and Sub-Fund fees and expenses, that exceed 0.50% per annum of the Fund’s NAV. The reimbursement described above is voluntary. There was no reimbursement for the six months ended September 30, 2014, as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s NAV, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund’s NAV payable monthly in arrears calculated as of the last business day of each month. NTI has retained Northern Trust as sub-administrator. Northern Trust is paid directly by the Fund for its services as sub-administrator.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s NAV. The reimbursement described above is voluntary. There was no reimbursement for the six months ended September 30, 2014, as expenses described above did not exceed the threshold.

NTSI may solicit subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund does not pay a placement fee to NTSI and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2014, NTI’s investment in the Fund was approximately $15,000 (less than 1% of net assets).

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management fee (which reflects a combined fee for advisory and administrative

SEMIANNUAL REPORT	11	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

services), transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of the management fee, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Portfolio is 0.35%. However, NTI has agreed to reimburse the Fund in an amount equal to the portion of the management fee attributable to advisory services paid by the Fund as a result of its investments in the Portfolio. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by investment manager”.

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $50,000, subject to waiver or modification by NTI in its sole discretion. Subscriptions are payable in full at the time an investor returns a completed subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within approximately twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2014.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $71,925,000 and proceeds from sales of Sub-Funds of $43,264,000 (excluding short-term investments) for the six months ended September 30, 2014.

At September 30, 2014, the estimated cost of investments for federal income tax purposes was $398,753,000. At September 30, 2014, accumulated net unrealized appreciation on investments was $112,440,000 consisting of $112,560,000 gross unrealized appreciation and $120,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Sub-Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Sub-Fund.

FASB Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Distressed (c)	$61	$-	quarterly	45-90 days
Fixed Income Arbitrage (b)	10	-	quarterly	90 days
Global Macro (a)	56	-	monthly, quarterly	30-90 days
Non-U.S. Equity Hedge (d)	70	-	monthly, quarterly, not eligible	30-90 days
Relative Value (b)	64	-	monthly, quarterly, not eligible	45-90 days
Sector Hedge (d)	41	-	monthly, quarterly	60 days
Special Situations (c)	111	-	monthly, quarterly	60-90 days
U.S. Equity Hedge (d)	98	-	quarterly	45-90 days

	$511	$-

(a)

Market Dependent—The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets

NT ALPHA STRATEGIES FUND	12	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2014 (UNAUDITED)

will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments.

(b)	Market Independent—The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Fixed Income Arbitrage, and Relative Value. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 8.89% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(c)	Event Driven—The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Distressed, and Special Situations. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 49.21% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(d)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 9.10% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

8. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $20,000 and $1,500 for each special in-person meeting of the Board or a committee held outside the regular quarterly meetings.

At September 30, 2014, there were six Trustees, of which five were not “interested persons” of the Fund. Also, each Trustee who is not an “interested person” of the Fund and who serves as the Board chair or a committee chair receives an additional retainer of $10,000 per annum from the Fund.

The Fund reimburses those Trustees who are not “interested persons” of the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. BANK BORROWINGS

On February 27, 2014, the Fund and another registered fund advised by NTI entered into a $50,000,000 revolving bank credit agreement (the “Agreement”) administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the London Interbank Offered Rate (“LIBOR”) on the date of the borrowing. In addition, there is an annual commitment fee of 0.75% on the unused portion of the credit line under the Agreement, payable quarterly in arrears, which is included in “Commitment fees” on the Statement of Operations. The Agreement will expire on February 26, 2015, unless renewed.

As of September 30, 2014, the Fund did not have any borrowings outstanding under the Agreement.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2014 on the borrowings were $1,786,000 and 1.90%, respectively.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

At a meeting held on November 13, 2014, the Board approved the name of the Fund be changed to “Alpha Core Strategies Fund”. This change will be effective on or about January 1, 2015, or such other date as determined by the President of the Trust.

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NT ALPHA STRATEGIES FUND

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NT ALPHA STRATEGIES FUND	14	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

UNITHOLDER MEETING RESULTS	(UNAUDITED)

A Special Meeting of Unitholders of the Fund was held on May 15, 2014 to elect six Trustees for the Fund, each to serve until his successor shall have been duly elected and qualified. The resulting votes are presented below:

	AFFIRMATIVE	AGAINST	ABSTAIN
Theodore A. Olson	31,275,643	0	0
Richard W. Durkes	31,275,643	0	0
John F.X. Manning	31,275,643	0	0
John J. Masterson	31,275,643	0	0
James D. McDonald	31,275,643	0	0
Ralph F. Vitale	31,275,643	0	0

SEMIANNUAL REPORT	15	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION	(UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

NT ALPHA STRATEGIES FUND	16	SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act were sent or delivered during the period covered by this report by or on behalf of the registrant.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date: December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date: December 4, 2014

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: December 4, 2014

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